Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)			12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
TSMC North America [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Sales and marketing of integrated circuits and other semiconductor devices	Sales and marketing of integrated circuits and other semiconductor devices
Establishment and Operating Location			San Jose, California, U.S.A.	San Jose, California, U.S.A.
Percentage of Ownership			100.00%	100.00%
TSMC Europe B.V. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location			Amsterdam, the Netherlands	Amsterdam, the Netherlands
Percentage of Ownership			100.00%	100.00%
TSMC Japan Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location			Yokohama, Japan	Yokohama, Japan
Percentage of Ownership			100.00%	100.00%
TSMC Design Technology Japan, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Engineering support activities	Engineering support activities
Establishment and Operating Location			Yokohama, Japan	Yokohama, Japan
Percentage of Ownership			100.00%	100.00%
TSMC Japan 3DIC R&D Center, Inc.[Member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Engineering support activities	Engineering support activities
Establishment and Operating Location			Yokohama, Japan	Yokohama, Japan
Percentage of Ownership			100.00%	100.00%
TSMC Korea Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location			Seoul, Korea	Seoul, Korea
Percentage of Ownership			100.00%	100.00%
TSMC Partners, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities
Establishment and Operating Location			Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership			100.00%	100.00%
TSMC Global, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investment activities	Investment activities
Establishment and Operating Location			Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership			100.00%	100.00%
TSMC China Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location			Shanghai, China	Shanghai, China
Percentage of Ownership			100.00%	100.00%
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location			Nanjing, China	Nanjing, China
Percentage of Ownership			100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Research, design, development, manufacturing, sales, packaging and test of color filter	Research, design, development, manufacturing, sales, packaging and test of color filter
Establishment and Operating Location			Hsin-Chu, Taiwan	Hsin-Chu, Taiwan
Percentage of Ownership			68.00%	73.00%
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location			Phoenix, Arizona, U.S.A.	Phoenix, Arizona, U.S.A.
Percentage of Ownership			100.00%	100.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location			Kumamoto, Japan	Kumamoto, Japan
Percentage of Ownership	71.00%	81.00%	71.00%	100.00%
VentureTech Alliance Fund II, L.P. (VTAF II) [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location			Cayman Islands	Cayman Islands
Percentage of Ownership			98.00%	98.00%
VentureTech Alliance Fund III, L.P. (VTAF III) [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location			Cayman Islands	Cayman Islands
Percentage of Ownership			98.00%	98.00%
Emerging Fund L.P.[member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location			Cayman Islands	Cayman Islands
Percentage of Ownership			99.90%	99.90%
TSMC Development, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in companies involved in semiconductor manufacturing	Investing in companies involved in semiconductor manufacturing
Establishment and Operating Location			Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership			100.00%	100.00%
TSMC Technology, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Engineering support activities	Engineering support activities
Establishment and Operating Location			Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership			100.00%	100.00%
TSMC Design Technology Canada Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Engineering support activities	Engineering support activities
Establishment and Operating Location			Ontario, Canada	Ontario, Canada
Percentage of Ownership			100.00%	100.00%
WaferTech, LLC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location			Washington, U.S.A.	Washington, U.S.A.
Percentage of Ownership			100.00%	100.00%
Growth Fund Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products			Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location			Cayman Islands	Cayman Islands
Percentage of Ownership			100.00%	100.00%